Vanguard Diversified Equity Fund Average Annual Total Returns - Investor Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.21%	13.28%	14.37%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.21%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	15.24%	10.83%	13.57%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.75%	8.78%	11.63%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.47%	8.05%	10.66%